Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	614,428	295,921
Number of shares awarded during the year	279,310	358,424
Number of share distributions during the year	(132,770)	(37,994)
Number of shares forfeited during the year	(4,043)	(1,923)
Number of shares outstanding, at the end of the year	756,925	614,428
Number of shares vested for accounting purposes	217,420	174,329
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 17	$ 15
Weighted average grant date fair value of shares awarded during the year | $	20	19
Weighted average grant date fair value of share distributions during the year | $	15	14
Weighted average grant date fair value of shares forfeited during the year | $	19	15
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 19	$ 17